Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Company's major VIEs

Name of VIE	Date of establishment/acquisition
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Nantong Tongcheng Information Technology Co., Ltd. (“Nantong Tongcheng”)	Established on April 16, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Business acquisition [Line Items]
Allowance for doubtful accounts

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	12,388	3,630,012	5,718,742
Provision for doubtful accounts	3,929,035	2,522,077	185,443
Write-offs	(311,411)	(433,347)	(930,047)

Balance at end of period	3,630,012	5,718,742	4,974,138

Company's share option activity under all the option plans

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2008	3,098,289	61.94		2.90		25,470,062

Granted	947,366	59.94
Exercised	(586,921)	26.89
Forfeited	(66,562)	47.66
Expired	(4,762)	63.00

Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777

Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07

Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566

Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98

Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231

Vested and expect to vest at December 31, 2011	5,118,844	84.00		5.55		139,500,138

Exercisable at December 31, 2011	1,499,825	41.67		3.87		78,238,564

*	It includes the impact of stock modification in February 2009.
**	It includes the impact of stock modification in December 2009 and February 2010.

Information related to outstanding and exercisable options

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	125,242	19.53	1.08	125,242	19.53	1.08
23.00-34.99	295,259	26.29	1.94	295,259	26.29	1.94
35.00-44.99	1,958,300	38.10	5.05	761,071	38.29	4.99
45.00-58.99	194,322	58.39	3.12	194,322	58.39	3.12
59.00-77.99	9,033	77.02	3.62	9,033	77.02	3.62
78.00-96.99	346,267	96.70	5.67	114,898	96.70	5.67
97.00-129.99	1,418,429	118.30	6.63	—	—	—
130.00-159.99	1,086,689	150.73	7.13	—	—	—

	5,433,541			1,499,825

Assumptions of Black-Scholes pricing model

	2009	2010	2011
Risk-free interest rate	1.16% -1.89%	1.76% -2.41%	0.81% -2.11%
Expected life (years)	2.8-4.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	51% -55%	52% -53%	53%-55%
Fair value of options at grant date per share	from US$13.80	from US$57.24	from US$48.69
	to US$41.98	to US$73.59	to US$74.39

Other income

	2009	2010	2011
	RMB	RMB	RMB
Financial subsidies	53,951,319	64,016,045	72,791,093
Foreign exchange gains	849,075	34,142,139	34,879,388
Reimbursement from the depository	4,380,180	—	8,080,557
Others	1,620,706	967,332	1,872,687

Total	60,801,280	99,125,516	117,623,725

Wing On Travel [Member]
Business acquisition [Line Items]
Purchase price allocation

Fair Value
RMB
Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Non-controlling interest (c)	40,338,913

Goodwill (b + c – a)	435,294,603

Wing On Travel [Member] | Intangible assets [Member]
Business acquisition [Line Items]
Purchase price allocation

	Fair value	Useful lives
	RMB
Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite

	232,183,200

ezTravel [Member]
Business acquisition [Line Items]
Purchase price allocation

Fair Value
RMB
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Non-controlling interest at fair value (c)	158,479,081

Goodwill (b + c – a)	249,247,102

ezTravel [Member] | Intangible assets [Member]
Business acquisition [Line Items]
Purchase price allocation

	Fair value	Useful lives
	RMB
Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite

	45,700,613